Share Capital and Reserves - Summary of Changes in Equity Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Share Capital Reserves And Other Equity Interest [abstract]
Share capital	€ 54,853	€ 54,853	€ 54,853
Reserves	17,198	16,398	24,065
Retained earnings	64,496	31,244	61,636
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	€ 136,547	€ 102,495	€ 140,554